Commitments and Contingencies (Details Narrative) $ in Thousands	10 Months Ended	11 Months Ended	12 Months Ended
	Oct. 18, 2019 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Lessor, Lease, Description [Line Items]
Deposits for vessels acquisitions			$ 10,685	$ 2,533	$ 2,853
Other Assets, Noncurrent			18,850	8,165
Payments to Acquire Property, Plant, and Equipment			72,417	21,166	115,902
Contractual Obligation			$ 60,799
Panamax vessel [Member]
Lessor, Lease, Description [Line Items]
Vessel capacity in DWT		82,011
Business Acquisition, Date of Acquisition Agreement			Jul. 24, 2019
Deposits for vessels acquisitions		$ 5,540
Other Assets, Noncurrent			$ 6,650		$ 2,770	$ 2,770
Panamax vessels [Member]
Lessor, Lease, Description [Line Items]
Vessel capacity in DWT	81,000
Deposits for vessels acquisitions	$ 12,328
Other Assets, Noncurrent			$ 12,200
Date of charter-in agreement			Oct. 18, 2019
Number of vessels	2
Payments to Acquire Property, Plant, and Equipment			$ 10,034	$ 1,434
Contractual Obligation			$ 860
Date of expected delivery of vessel			first half of 2021